Property, plant and equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / lbs	Dec. 31, 2022 USD ($)
Arizona [Member] | Cash-generating units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital works in progress - ROU assets (costs)	$ 4,800	$ 5,413
Peru [Member] | Cash-generating units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	7.00%
Copper price per pound applied to cash flow projections | $ / lbs	3.75
Long-term copper price per pound applied to cash flow projections | $ / lbs	3.75
Estimated value of mineral resources not included in LOM	$ 210,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		94,956
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 94,956